DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total debt	$ 363,500	$ 95,000
Less: current portion	(19,812)	0
Long-term debt	343,688	95,000
Term Loan Facility [Member] | Term Loan Facility of $175 Million [Member]
Debt Instrument [Line Items]
Total debt	125,000	95,000
Term Loan Facility [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Total debt	$ 238,500	$ 0